Fees Summary	Sep. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 455,000,000.00
Previously Paid Amount	55,753.92
Total Fee Amount	69,660.50
Total Offset Amount	0.00
Net Fee	$ 13,906.58